Calvert
VP SRI Mid Cap Portfolio
September 30, 2020
Schedule of Investments (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Auto Components — 0.8%
Aptiv PLC	2,753	$ 252,395
		$ 252,395
Banks — 0.7%
First Republic Bank	2,140	$ 233,388
		$ 233,388
Beverages — 1.3%
Coca-Cola European Partners PLC	11,099	$ 430,752
		$ 430,752
Biotechnology — 1.6%
Emergent BioSolutions, Inc.(1)	4,850	$501,151
		$501,151
Building Products — 2.0%
AZEK Co., Inc. (The)(1)	9,661	$336,299
Trex Co., Inc.(1)	4,356	311,890
		$648,189
Capital Markets — 2.6%
Cboe Global Markets, Inc.	3,755	$329,464
Tradeweb Markets, Inc., Class A	8,487	492,246
		$821,710
Commercial Services & Supplies — 2.6%
Republic Services, Inc.	4,585	$428,010
Tetra Tech, Inc.	4,373	417,621
		$845,631
Communications Equipment — 1.8%
Motorola Solutions, Inc.	3,574	$560,439
		$560,439
Containers & Packaging — 4.8%
AptarGroup, Inc.	5,422	$613,770
Ball Corp.	6,740	560,229
Packaging Corp. of America	3,412	372,079
		$1,546,078
Diversified Consumer Services — 2.0%
ServiceMaster Global Holdings, Inc.(1)	15,780	$629,306
		$629,306
Security	Shares	Value
Electric Utilities — 2.2%
Xcel Energy, Inc.	10,412	$ 718,532
		$ 718,532
Electrical Equipment — 1.9%
AMETEK, Inc.	6,231	$ 619,361
		$ 619,361
Electronic Equipment, Instruments & Components — 1.4%
Zebra Technologies Corp., Class A(1)	1,710	$ 431,707
		$ 431,707
Energy Equipment & Services — 0.8%
Baker Hughes Co.	19,182	$254,929
		$254,929
Entertainment — 2.1%
Electronic Arts, Inc.(1)	5,238	$683,088
		$683,088
Equity Real Estate Investment Trusts (REITs) — 5.6%
Digital Realty Trust, Inc.	3,209	$470,953
Extra Space Storage, Inc.	5,476	585,877
Lamar Advertising Co., Class A	3,367	222,794
Mid-America Apartment Communities, Inc.	4,441	514,934
		$1,794,558
Food & Staples Retailing — 0.8%
Performance Food Group Co.(1)	7,842	$271,490
		$271,490
Food Products — 1.7%
Nomad Foods, Ltd.(1)	21,068	$536,813
		$536,813
Health Care Equipment & Supplies — 4.2%
Cooper Cos., Inc. (The)	995	$335,434
Haemonetics Corp.(1)	6,383	556,917
Teleflex, Inc.	1,334	454,120
		$1,346,471
Health Care Providers & Services — 4.6%
Amedisys, Inc.(1)	1,250	$295,538
Centene Corp.(1)	8,357	487,464
Chemed Corp.	698	335,284
LHC Group, Inc.(1)	1,613	342,859
		$1,461,145

Calvert
VP SRI Mid Cap Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Technology — 1.2%
Accolade, Inc.(1)	9,532	$ 370,509
		$ 370,509
Independent Power and Renewable Electricity Producers — 0.6%
NextEra Energy Partners, L.P.	3,043	$ 182,458
		$ 182,458
Insurance — 7.1%
Alleghany Corp.	772	$ 401,788
Allstate Corp. (The)	3,865	363,851
Assurant, Inc.	3,875	470,076
First American Financial Corp.	6,382	324,908
RLI Corp.	3,810	319,011
Travelers Cos., Inc. (The)	3,569	386,130
		$2,265,764
Interactive Media & Services — 1.4%
IAC/InterActiveCorp.(1)	2,093	$250,700
Match Group, Inc.(1)	1,654	183,015
		$433,715
Internet & Direct Marketing Retail — 0.3%
Chewy, Inc., Class A(1)(2)	1,949	$106,864
		$106,864
IT Services — 7.3%
Black Knight, Inc.(1)	9,111	$793,113
Broadridge Financial Solutions, Inc.	5,691	751,212
Cognizant Technology Solutions Corp., Class A	9,255	642,482
WEX, Inc.(1)	1,124	156,202
		$2,343,009
Leisure Products — 0.3%
Brunswick Corp.	1,831	$107,864
		$107,864
Life Sciences Tools & Services — 2.1%
Agilent Technologies, Inc.	6,669	$673,169
		$673,169
Machinery — 3.7%
Fortive Corp.	6,716	$511,826
Stanley Black & Decker, Inc.	4,205	682,051
		$1,193,877
Security	Shares	Value
Multiline Retail — 1.5%
Dollar General Corp.	2,263	$ 474,370
		$ 474,370
Multi-Utilities — 3.8%
CMS Energy Corp.	9,832	$ 603,783
Sempra Energy	5,113	605,175
		$ 1,208,958
Pharmaceuticals — 2.1%
Jazz Pharmaceuticals PLC(1)	3,630	$ 517,602
Royalty Pharma PLC, Class A	3,311	139,294
		$656,896
Professional Services — 5.1%
Dun & Bradstreet Holdings, Inc.(1)	8,553	$219,470
FTI Consulting, Inc.(1)	2,351	249,135
IHS Markit, Ltd.	8,576	673,302
Verisk Analytics, Inc.	2,636	488,477
		$1,630,384
Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	3,426	$399,951
NXP Semiconductors NV	2,932	365,943
Skyworks Solutions, Inc.	3,708	539,514
Teradyne, Inc.	2,739	217,641
		$1,523,049
Software — 4.8%
ANSYS, Inc.(1)	2,394	$783,389
Bill.com Holdings, Inc.(1)	3,500	351,085
Everbridge, Inc.(1)(2)	1,223	153,768
JFrog, Ltd.(1)	362	30,643
nCino, Inc.(1)(2)	2,584	205,893
		$1,524,778
Specialty Retail — 5.9%
AutoZone, Inc.(1)	459	$540,537
Best Buy Co., Inc.	5,304	590,282
National Vision Holdings, Inc.(1)	12,091	462,360
Ross Stores, Inc.	3,070	286,492
		$1,879,671
Technology Hardware, Storage & Peripherals — 1.4%
HP, Inc.	23,464	$445,581
		$445,581

Calvert
VP SRI Mid Cap Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Gildan Activewear, Inc.	12,763	$ 251,048
		$ 251,048
Total Common Stocks (identified cost $26,063,564)		$31,859,097

Short-Term Investments — 1.2%
Other — 0.2%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.13%(3)	60,964	$ 60,970
Total Other (identified cost $60,973)		$ 60,970
Securities Lending Collateral — 1.0%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(4)	317,623	$ 317,623
Total Securities Lending Collateral (identified cost $317,623)		$ 317,623
Total Short-Term Investments (identified cost $378,596)		$ 378,593
Total Investments — 100.9% (identified cost $26,442,160)		$32,237,690
Other Assets, Less Liabilities — (0.9)%		$ (297,057)
Net Assets — 100.0%		$31,940,633

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at September 30, 2020. The aggregate market value of securities on loan at September 30, 2020 was $461,722 and the total market value of the collateral received by the Fund was $489,183, comprised of cash of $317,623 and U.S. government and/or agencies securities of $171,560.
(3)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2020.
(4)	Represents investment of cash collateral received in connection with securities lending.

The Fund did not have any open derivative instruments at September 30, 2020.
At September 30, 2020, the value of the Fund's investment in affiliated funds was $60,970, which represents 0.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2020 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$ —	$2,603,911	$(2,543,025)	$87	$(3)	$60,970	$84	60,964
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities

Calvert
VP SRI Mid Cap Portfolio
September 30, 2020
Schedule of Investments (Unaudited) — continued

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of September 30, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$31,859,097(1)	$—	$—	$31,859,097
Short-Term Investments:
Other	—	60,970	—	60,970
Securities Lending Collateral	317,623	—	—	317,623
Total Investments	$32,176,720	$60,970	$ —	$32,237,690

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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